Semi
Annual
Report

June 30, 2000

The Riverfront Large Company Select Fund

The Riverfront Balanced Fund

The Riverfront Small Company Select Fund

The Riverfront Income Equity Fund

The Riverfront U.S. Government Income Fund

The Riverfront U.S. Government Securities Money Market Fund

NOT FDIC	NO BANK	MAY LOSE
INSURED	GUARANTEE	VALUE

[Graphic Representation Omitted - See Appendix]

Table of Contents	THE RIVERFRONT FUNDS

Message From The President	2

Message From The Investment Adviser	3

Statements of Assets and Liabilities	4

Statements of Operations	6

Statements of Changes in Net Assets	8

Schedules of Portfolio Investments	10

Notes to Financial Statements	21

Financial Highlights	29

Message From The President	THE RIVERFRONT FUNDS

Dear Shareholder:

I am pleased to present the Combined Semi-Annual Report to Shareholders of The Riverfront Funds. This Report covers the first half of the Funds’ current fiscal year, which is the six-month reporting period from January 1, 2000 through June 30, 2000. Inside you will find an economic update from the Funds’ investment adviser, and the unaudited financial statements, which include the portfolio of investments.

The Financial Markets in Review

Over the first half of the year, a rising interest rate environment, inflation fears and concerns over excessive valuations created an extremely volatile environment for stocks. As a result, the stock market, as measured by the Standard & Poor’s 500 (“S&P 500”)*, produced a relatively flat return. The bond market, which produced modestly positive returns, continued to be influenced by the Federal Reserve Board’s (the “Fed”) short-term interest rate increases. The message from Chief Investment Officer C. Edwin Riley on the following page explains the Fed’s impact on the financial markets in greater detail.

A fund-by fund performance summary is as follows:

Riverfront Large Company Select Fund

The fund pursues long-term growth primarily, and income secondly, through a portfolio that at the end of the reporting period, included blue-chip stocks such as General Electric, Cisco Systems, EMC Corp., Wal-Mart and Intel. During the six-month reporting period, Investor A Shares produced a total return of (0.68%), or (5.16%) adjusted for the fund’s maximum 4.5% sales charge, through a ($0.12) decrease in net asset value. Investor B Shares produced a total return of (1.05%), or (5.01%) adjusted for the fund’s maximum 4.0% contingent deferred sales charge during the six-month reporting period, through a ($0.18) decrease in net asset value. Total fund assets totaled $116.7 million at the end of the reporting period.

Riverfront Balanced Fund

This fund invests in a strategic combination of three key financial markets: stocks, bonds and cash. At the end of the reporting period, 61% of the fund’s portfolio was invested in stocks, with the remainder invested in fix income securities. During the six-month reporting period, Investor A Shares produced a total return of 4.75%, or 0.05% adjusted for the fund’s maximum 4.5% sales charge. Contributing to the total return were a $0.55 increase in net asset value and $0.08 per share in dividends. Investor B Shares produced a total return of 4.43%, or 0.43% adjusted for the fund’s maximum 4.0% contingent deferred sales charge during the six-month reporting period. Contributing to the total return were a $0.59 increase in net asset value and $0.03 per share in dividends. The fund’s total assets reached $31.4 million at the end of the reporting period.

Riverfront Small Company Select Fund

The fund’s relatively aggressive portfolio of stocks issued by smaller companies recorded above average positive returns.** During the six-month reporting period, the fund’s Investor A Shares produced a total return of 17.22%, or 11.94% adjusted for the fund’s maximum 4.5% sales charge, through a $1.97 increase in net asset value. During the six-month reporting period, the Investor B Shares produced a total return of 16.72%, or 12.72% adjusted for the fund’s maximum 4.0% contingent deferred sales charge, through a $1.96 increase in net asset value. Total fund assets totaled $30.9 million at the end of the period.

Riverfront Income Equity Fund

This fund pursues income primarily, and capital appreciation secondly, through high-quality dividend-paying stocks that, at the end of the reporting period, included companies like Calpine, Citigroup, General Electric, Merrill Lynch and Pfizer. During the six-month reporting period, Investor A Shares produced a total return of 1.60%, or (2.98%) adjusted for the fund’s maximum 4.5% sales charge. Contributing to the total return were a $0.18 increase in net asset value. Investor B Shares produced a total return of 1.22%, or (2.78%) adjusted for the fund’s maximum 4.0% contingent deferred sales charge during the six-month reporting period. Contributing to the total return were a $0.14 increase in net asset value. Total fund assets reached $34 million at the end of the reporting period.

Riverfront U.S. Government Income Fund

The fund pursues income through a portfolio that, at the end of the reporting period, invested primarily in U.S. Treasury securities (10.6%), government agency securities (66.3%) and corporate bonds (17.2%). During the six-month reporting period Investor A Shares provided shareholders with dividends totaling $0.26 per share. The net asset value of the fund increased from $9.02 to $9.13. Through income and the increase in net asset value the fund produced a total return of 4.20%, or (0.54%) adjusted for the fund’s maximum 4.5% sales charge. Investor B Shares provided shareholders with dividends totaling $0.22 per share during the six-month reporting period. The net asset value of the fund increased from $10.28 to $10.45. The fund produced a total return of 3.84%, or (0.23%) adjusted for the fund’s maximum 4.0% contingent deferred sales charge. Total fund assets reached $41 million at the end of the reporting period.

Riverfront U.S. Government Securities Money Market Fund

Designed to provide you with a convenient way to earn daily income on your ready cash, the fund’s portfolio of U.S. government money market securities paid dividends totaling $0.03 per share, while maintaining a stable share value of $1.00.*** More than $152 million was at work in the fund at the end of the reporting period.

Thank you for pursuing your goals through The Riverfront Funds. We look forward to keeping you up-to-date on the details of your investment on a regular basis, and providing you with the highest level of service possible.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
August 15, 2000

  * The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

 ** In return for their higher growth potential, small company stocks may be more volatile then large company stocks.

*** An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Message From The Investment Adviser	THE RIVERFRONT FUNDS

[Logo of Provident Investment Advisors]

Dear Shareholders,

The Federal Reserve Board (the “Fed”) through its Federal Open Market Committee has continued to raise short-term interest rates in the first half of the year in an effort to slow the perceived excessive consumer spending. Over recent weeks we have observed the evidence that points to the Fed’s success as consumers have slowed their spending on big-ticket items. Only a few days preceding this letter, Chairman Greenspan alluded to the fact that the series of interest rate increases was over. We concur with Mr. Greenspan as we view the economy as slowing from a very robust level of activity. With the exception of the technology sector, the effort of the Fed appears to have taken hold. The consumer has been the real focus of the Fed, and the evidence is clear that high interest rates are having an effect. Retail sales increased by 0.5% in June and just 2.7% on an annual rate in the second quarter, versus an annual rate of 13.5% in the first quarter. Private sector payroll growth slowed to 110,000 in the second quarter compared to 206,000 in the first quarter. While much economic evidence is a bit technical and appears to be just a show of statistics, it is important to investors. Inflation is the most important ingredient to the direction of stock prices and if inflation were allowed to grow, share prices would suffer significantly. While the increase in consumer prices may appear marginal, the reversal of the downtrend in the late 1990’s is critical.

In the spring of last year, the Standard & Poor’s 500 (“S&P 500”)* was valued at 30 times earnings. In the subsequent twelve months inflation rose on an annual basis from 1.6% to 3.0%. As a result of this increase, the S&P 500’s valuation dropped to 23 times earnings. If it were not for extremely strong corporate earnings growth, up 18%, the market would have likely declined 10-20%. The combination of the decline in the price-to-earnings ratio and great earnings resulted in a modest 7.23% return from the S&P 500 index, for the year ended June 30, 2000.

Our forecast for the next twelve months includes slower corporate earnings growth (9%) and little change in the Consumer Price Index, approximately 2.5%. In our opinion, these variables, if correctly viewed, could allow for a 10-12% total return from the S&P 500 index. The S&P 500 declined 2.7% in the second quarter and is flat year to date on a total return basis. Within the S&P 500 only the Health Care, Utilities, Energy and Technology sectors posted positive results. The three poorest performing sectors were Basic Materials, -25.2%, Consumer Cyclicals, -19.1% and Communications Services, -15.4%. Generally the stock market continues to reward the shareholders of companies which possess above average revenue growth and earnings per share growth. Conversely, the market is punishing shareholders of companies which do not live up to expectations. We believe that these trends will continue.

On behalf of my associates at Provident Investment Advisors, thank you for your continued support and confidence.

Sincerely,
/s/ C. Edwin Riley, Jr.
C. Edwin Riley
President
Chief Investment Officer

* The S&P 500 is an unmanaged index of common stocks in industry transportation, financial and public utility companies. Investments cannot be made in an index.

Statements of Assets and Liabilities

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )

	Large Company Select Fund	Balanced Fund	Small Company Select Fund
Assets:
Investments, at value (Cost $81,691,494, $26,272,784, $17,043,554, respectively)	$116,581,955	$31,248,425	$30,932,247
Interest and dividends receivable	60,973	216,938	8,416
Receivable for capital shares issued	167,289	99,556	9,414
Prepaid expenses and other assets	6,123	—	4,460

Total Assets	116,816,340	31,564,919	30,954,537

Liabilities:
Payable for capital shares redeemed	9,024	44,466	—
Accrued expenses and other payables:
Investment advisory fees	74,630	20,243	19,325
Administration fees	15,978	4,329	4,105
Custodian and accounting fees	14,226	4,464	4,091
Distribution fees	41,364	16,789	6,752
Transfer agent fees	—	2,575	12,715
Audit and legal fees	111	6,365	2,706
Other	1,364	30,248	6,432

Total Liabilities	156,697	129,479	56,126

Net Assets:
Capital	73,631,018	25,012,894	15,053,532
Accumulated undistributed net investment income	(567,980)	38	(179,226)
Net unrealized appreciation/depreciation on investments	34,890,461	4,975,641	13,888,693
Accumulated net realized gains on investment transactions	8,706,144	1,446,867	2,135,412

Net Assets	$116,659,643	$31,435,440	$30,898,411

Net assets
Investor A Shares	$ 85,266,548	$12,855,325	$27,991,836
Investor B Shares	31,393,095	18,580,115	2,906,575

Total	$116,659,643	$31,435,440	$30,898,411

Shares of capital stock
Investor A Shares	4,880,621	921,344	2,088,010
Investor B Shares	1,847,048	1,276,128	212,543

Total	6,727,669	2,197,472	2,300,553

Net asset value
Investor A Shares—redemption price per share	$ 17.47	$ 13.95	$ 13.41
Investor B Shares—offering price per share*	17.00	14.56	13.68

Maximum sales charge (Investor A)	4.50%	4.50%	4.50%

Maximum offering price per share (100%/(100%—maximum sales charge) of net asset value adjusted to nearest cent) (Investor A)	$ 18.29	$ 14.61	$ 14.04

*Redemption price of Investor B shares varies based on length of time shares are held.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )

	Income Equity Fund	U.S. Government Income Fund	U.S. Government Securities Money Market Fund
Assets:
Investments, at value (Cost $29,818,337, $42,523,995, and $125,655,365 respectively)	$33,903,827	$41,044,989	$125,655,365
Repurchase agreements (Cost $0, $0, and $27,226,000 respectively)	—	—	27,226,000

Total investments	33,903,827	41,044,989	152,881,365
Cash	—	—	290
Interest and dividends receivable	21,470	573,641	211,680
Receivable for capital shares issued	4,854	74	—

Total Assets	33,930,151	41,618,704	153,093,335

Liabilities:
Dividends payable	—	187,400	723,600
Payable for capital shares redeemed	1,407	98	—
Accrued expenses and other payables:
Investment advisory fees	24,070	13,422	18,465
Administration fees	4,712	5,664	20,592
Custodian and accounting fees	5,576	4,045	6,507
Distribution fees	10,944	7,503	12,209
Transfer agent fees	9,417	4,068	4,750
Audit and legal fees	8,411	1,457	4,390
Other	25,687	12,007	23,661

Total Liabilities	90,224	235,664	814,174

Net Assets:
Capital	35,940,512	43,191,845	152,281,391
Accumulated undistributed net investment income (loss)	(142,679)	(171)	—
Net unrealized appreciation/depreciation on investments	4,085,490	(1,479,006)	—
Accumulated net realized (losses) and distributions in excess of realized gains	(6,043,396)	(329,628)	(2,230)

Net Assets	$33,839,927	$41,383,040	$152,279,161

Net assets
Investor A Shares	$24,309,024	$39,761,931	$152,279,161
Investor B Shares	9,530,903	1,621,109	—

Total	$33,839,927	$41,383,040	$152,279,161

Shares of capital stock
Investor A Shares	2,132,194	4,353,129	152,281,391
Investor B Shares	821,054	155,105	—

Total	2,953,248	4,508,234	152,281,391

Net asset value
Investor A Shares—redemption price per share	$ 11.40	$ 9.13	$ 1.00
Investor B Shares—offering price per share*	11.61	10.45	N/A

Maximum sales charge (Investor A)	4.50%	4.50%	N/A

Maximum offering price per share (100%/(100%—maximum sales charge) of net asset value adjusted to nearest cent) (Investor A) (a)	$ 11.94	$ 9.56	$ 1.00

(a)	Offering price and redemption price are the same for the U.S. Government Securities Money Market Fund.
*	Redemption price of Investor B shares varies based on length of time shares are held.
N/A	Not applicable

See Notes which are an integral part of the Financial Statements

Statements of Operations

THE RIVERFRONT FUNDS	FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED )

	Large Company Select Fund	Balanced Fund	Small Company Select Fund
Investment Income:
Interest income	$ 1,302	$ 2,100	$ 11,752
Dividend income	367,247	419,700	57,650

Total Income	368,549	421,800	69,402

Expenses:
Investment advisory fees	442,798	136,458	110,440
Administration fees	94,095	25,665	23,469
Distribution services fee (Investor A Shares)	102,693	15,970	31,538
Distribution services and shareholder service fees (Investor B Shares)	142,728	87,692	11,900
Custodian and accounting fees	83,978	23,938	21,337
Audit and legal fees	6,547	2,652	2,584
Organization costs	306	—	—
Trustees’ fees and expenses	4,923	4,340	1,487
Transfer agent fees	44,933	23,372	32,823
Registration and filing fees	4,328	3,797	10,140
Printing costs	9,017	3,166	2,625
Other	183	573	285

Gross Expenses	936,529	327,623	248,628
Less: Fee waivers
Investment advisory fees	—	(15,682)	—
Distribution services fee (Investor A Shares)	—	(3,946)	—

Net Expenses	936,529	307,995	248,628

Net Investment Income (Loss)	(567,980)	113,805	(179,226)

Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	6,943,011	1,412,777	1,060,290
Net change in unrealized appreciation from investments	(7,501,444)	(146,476)	3,337,586

Net realized/unrealized gains from investments	(558,443)	1,266,301	4,397,876

Change in net assets resulting from operations	$(1,126,413)	$1,380,106	$4,218,650

See Notes which are an integral part of the Financial Statements

Statements of Operations

THE RIVERFRONT FUNDS	FOR THE YEAR ENDED JUNE 30, 2000 (UNAUDITED )

	Income Equity Fund	U.S. Government Income Fund	U.S. Government Securities Money Market Fund
Investment Income:
Interest income	$ 23,090	$1,305,346	$4,882,681
Dividend income	179,042	46,426	—

Total Income	202,132	1,351,772	4,882,681

Expenses:
Investment advisory fees	167,781	78,382	123,849
Administration fees	29,885	33,312	140,361
Distribution services fee (Investor A)	31,344	47,089	206,441
Distribution services and shareholder service fees (Investor B)	51,261	7,643	—
Custodian and accounting fees	27,209	22,494	41,785
Audit and legal fees	6,054	3,063	13,124
Trustees’ fees and expenses	5,003	3,318	10,310
Transfer agent fees	32,356	20,816	18,010
Registration and filing fees	8,022	3,266	6,037
Printing costs	7,526	6,124	21,931
Other	264	117	279

Gross Expenses	366,705	225,624	582,127
Less: Fee waivers
Investment advisory fees	(17,946)	—	—
Distribution services fee (Investor A Shares)	(3,948)	(11,310)	(123,877)

Net Expenses	344,811	214,314	458,250

Net Investment Income	(142,679)	1,137,458	4,424,431

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	219,343	(19,075)	—
Net change in unrealized appreciation/(depreciation) from investments	501,079	519,543	—

Net realized/unrealized gains (losses) from investments	720,422	500,468	—

Change in net assets resulting from operations	$ 577,743	$1,637,926	$4,424,431

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

THE RIVERFRONT FUNDS
	Large Company Select Fund		Balanced Fund		Small Company Select Fund
	Period Ended June 30, 2000*	Year Ended December 31, 1999	Period Ended June 30, 2000*	Year Ended December 31, 1999	Period Ended June 30, 2000*	Year Ended December 31, 1999
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ (567,980)	$ (740,115)	$ 113,805	$ 250,211	$ (179,226)	$ (327,084)
Net realized gains (losses) from investment transactions	6,943,011	7,307,164	1,412,777	2,205,251	1,060,290	1,862,302
Net change in unrealized appreciation (depreciation) from investments	(7,501,444)	18,562,507	(146,476)	919,903	3,337,586	6,677,529

Change in net assets resulting from operations	(1,126,413)	25,129,556	1,380,106	3,375,365	4,218,650	8,212,747

Distributions to Shareholders:
Distributions to Investor A Shareholders:
From net investment income	—	—	(78,900)	(171,291)	—	—
From net realized gains from investments	—	(4,204,804)	—	(1,027,715)	—	(333,579)
In excess of net realized gains	—	—	—	—	—	—
Distributions to Investor B Shareholders:
From net investment income	—	—	(34,867)	(81,190)	—	—
From net realized gains from investments	—	(1,361,120)	—	(1,314,945)	—	(25,695)
In excess of net realized gains	—	—	—	—	—	—

Change in net assets from shareholder distributions	—	(5,565,924)	(113,767)	(2,595,141)	—	(359,274)

Capital Transactions:
Proceeds from shares issued	25,718,732	36,567,464	3,488,066	10,666,264	5,867,967	2,822,590
Dividends reinvested	—	823,101	92,644	243,906	—	355,663
Cost of shares redeemed	(15,043,628)	(10,059,721)	(3,540,387)	(6,703,936)	(4,752,613)	(6,208,477)

Change in net assets from capital transactions	10,675,104	27,330,844	40,323	4,206,234	1,115,354	(3,030,224)

Change in net assets	9,548,691	46,894,476	1,306,662	4,986,458	5,334,004	4,823,249
Net Assets:
Beginning of year	107,110,952	60,216,476	30,128,778	25,142,320	25,564,407	20,741,158

End of year	$116,659,643	$107,110,952	$31,435,440	$30,128,778	$30,898,411	$25,564,407

Share Transactions:
Issued	1,478,423	2,388,070	252,153	779,375	496,358	344,221
Reinvested	—	44,711	6,807	17,917	—	30,555
Redeemed	(875,845)	(652,353)	(257,726)	(488,354)	(425,991)	(767,492)

Change in shares	602,578	1,780,428	1,234	308,938	70,367	(392,716)

* For the six months ended June 30, 2000. (unaudited)
See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

THE RIVERFRONT FUNDS
	Income Equity Fund		U.S. Government Income Fund		U.S. Government Securities Money Market Fund
	Period Ended June 30, 2000*	Year Ended December 31, 1999	Period Ended June 30, 2000*	Year Ended December 31, 1999	Period Ended June 30, 2000*	Year Ended December 31, 1999
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ (142,679)	$ 8,074	$ 1,137,458	$ 2,053,086	$ 4,424,431	$ 7,771,525
Net realized gains (losses) from investment transactions	219,343	(4,266,434)	(19,075)	241,461	—	4,189
Net change in unrealized appreciation (depreciation) from investments	501,079	5,636,054	519,543	(2,873,329)	—	—

Change in net assets resulting from operations	577,743	1,377,694	1,637,926	(578,782)	4,424,431	7,775,714

Distributions to Shareholders:
Distributions to Investor A Shareholders:
From net investment income	—	(8,767)	(1,104,933)	(2,023,573)	(4,424,431)	(7,771,525)
From net realized gains from investments	—	—	—	—	—	—
In excess of net realized gains	—	—	—	—	—	—
From paid-in capital	—	(72,012)	—	—	—	—
Distributions to Investor B Shareholders:
From net investment income	—	—	(32,696)	(55,502)	—	—
From net realized gains from investments	—	—	—	—	—	—
In excess of net realized gains	—	—	—	—	—	—
From paid-in capital	—	(7,104)	—	—	—	—

Change in net assets from shareholder distributions	—	(87,883)	(1,137,629)	(2,079,075)	(4,424,431)	(7,771,525)

Capital Transactions:
Proceeds from shares issued	2,539,059	3,359,456	3,864,992	3,037,080	201,230,606	377,728,269
Dividends reinvested	—	86,495	159,894	292,567	1,380,903	2,128,195
Cost of shares redeemed	(6,926,518)	(60,792,767)	(1,416,167)	(7,103,023)	(244,859,850)	(374,179,965)

Change in net assets from capital transactions	(4,387,459)	(57,346,816)	2,608,719	(3,773,376)	(42,248,341)	5,676,499

Change in net assets	(3,809,716)	(56,057,005)	3,109,016	(6,431,233)	(42,248,341)	5,680,688
Net Assets:
Beginning of year	37,649,643	93,706,648	38,274,024	44,705,257	194,527,502	188,846,814

End of year	$33,839,927	$37,649,643	$41,383,040	$38,274,024	$152,279,161	$194,527,502

Share Transactions:
Issued	221,743	315,914	420,305	319,518	201,230,606	377,728,269
Reinvested	—	8,522	17,384	30,935	1,380,903	2,128,195
Redeemed	(602,342)	(5,894,690)	(152,416)	(745,975)	(244,859,850)	(374,179,965)

Change in shares	(380,599)	(5,570,254)	285,273	(395,522)	(42,248,341)	5,676,499

* For the six months ended June 30, 2000. (Unaudited)

See Notes which are an integral part of the Financial Statements

Schedule of Portfolio Investments

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )
Large Company Select Fund

Shares		Market Value

Common Stocks (96.6%)
Apparel (0.4%)
15,000	Gap, Inc.	$ 468,750

Automotive (0.4%)
12,000	Ford Motor Co.	516,000
1,568	Visteon Corp.	19,306

		535,306

Banks (3.6%)
5,000	Bank Of America Corp.	215,000
3,100	Bank One Corp.	82,344
10,000	Chase Manhattan Corp.	460,625
40,000	Citigroup Inc.	2,410,000
7,000	Fifth Third Bancorp	442,750
16,000	Wells Fargo & Co.	620,000

		4,230,719

Beverages (1.0%)
20,000	Coca-Cola Co.	1,148,750

Biopharmaceuticals (1.3%)
10,600	Biogen Inc. (b)	683,700
12,000	MedImmune, Inc. (b)	888,000

		1,571,700

Business & Public Services (2.9%)
28,000	Ariba, Inc.(b)	2,745,313
5,000	CMG Information Services, Inc. (b)	229,063
7,000	United Parcel Service Class B	413,000

		3,387,376

Computers & Peripherals (12.1%)
90,000	Cisco Systems, Inc. (b)	5,698,125
20,000	Dell Computer Corp.(b)	986,250
70,000	EMC Corp-Mass(b)	5,385,618
2,400	Juniper Networks, Inc. (b)	349,350
14,000	Sun Microsystems, Inc. (b)	1,273,125
3,500	Veritas Software Corp. (b)	395,555
135	Virage, Inc. (b)	2,438

		14,090,461

Consumer Goods & Services (0.5%)
6,000	Sony Corp. ADR	565,875

Diversified (8.6%)
4,000	Convergys Corp. (b)	207,500
10,000	Du Pont (E. I.) De Nemours	437,500
1,200	Dynegy Inc. Class A	81,975
116,000	General Electric Co.	6,148,000
8,000	Honeywell International Inc.	269,500
6,000	Tyco International Ltd.	2,842,500

		9,986,975

Shares		Market Value

Common Stocks, continued
Electronic Technology (0.7%)
20,000	Solectron Corp. (b)	$ 837,500

Financial Services (2.7%)
30,000	Charles Schwab Corp.	1,008,750
21,000	Firstar Corp.	442,313
9,500	Fleet Boston Financial Corp.	323,000
4,500	Goldman Sachs Group Inc.	426,938
11,000	Morgan Stanley Dean Witter & Co.	915,750

		3,116,751

Independent Power Producer (0.1%)
1,800	Calpine Corp. (b)	118,350

Insurance (1.4%)
14,000	American International Group	1,645,000

Media (4.8%)
13,000	Clear Channel Communications, Inc. (b)	975,000
32,000	SBC Communications, Inc.	1,384,000
43,040	Time Warner, Inc.	3,271,040

		5,630,040

Medical Supplies (1.2%)
3,500	Cardinal Health Inc.	259,000
11,200	Johnson & Johnson	1,141,000

		1,400,000

Oil-Integrated Companies (1.1%)
12,000	Exxon Mobil Corp.	942,000
5,000	Schlumberger Ltd.	373,125

		1,315,125

Pharmaceuticals (7.4%)
19,000	Amgen Inc. (b)	1,334,750
14,000	Bristol-Myers Squibb	815,500
11,540	Eli Lilly & Co.	1,152,558
3,500	PE Corp.-PE Biosystems Group	230,563
74,999	Pfizer, Inc.	3,599,952
17,800	Schering-Plough	898,900
5,000	Sepracor Inc. (b)	603,125

		8,635,348

Radio (0.1%)
3,000	Cox Radio Inc. Class A (b)	84,000

Retails (9.2%)
80,000	Home Depot, Inc.	3,995,000
6,000	Kohl’s Corp. (b)	333,750
14,000	Staples, Inc. (b)	215,250
30,000	Walgreen Co.	965,625
90,000	Wal-Mart Stores, Inc.	5,186,250

		10,695,875

Continued

Schedule of Portfolio Investments, continued

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )
Large Company Select Fund

Shares		Market Value

Common Stocks, continued
Semiconductors (6.4%)
6,000	Broadcom Corp. Class A (b)	$ 1,314,000
30,000	Intel Corp.	4,010,625
15,000	NETsilicon, Inc. (b)	491,250
2,500	Silicon Image, Inc. (b)	124,688
22,000	Texas Instruments, Inc.	1,511,125

		7,451,688

Software & Computer Services (13.6%)
3,000	Alteon Websystems, Inc. (b)	300,188
20,000	America Online Inc. (b)	1,055,000
30	Click Commerce Inc. (b)	678
4,000	Digex Inc. (b)	271,750
47,000	Exodus Communications, Inc. (b)	2,164,938
38,000	Genuity Inc. (b)	351,500
11,000	i2 Technologies, Inc. (b)	1,146,922
8,000	Infospace.com Inc. (b)	442,000
300	Lante Corp. (b)	6,131
58,000	Microsoft Corp. (b)	4,640,000
31,000	Oracle Corp. (b)	2,605,938
300	OTG Software Inc. (b)	8,569
3,000	Phone.com Inc. (b)	195,375
200	Selectica Inc. (b)	14,013
8,600	VeriSign Inc. (b)	1,517,900
6,700	Vitria Technology, Inc. (b)	464,550
6,000	Yahoo Inc. (b)	743,250

		15,928,702

Telecommunications-Equipment (10.0%)
315	Accelerated Networks, Inc. (b)	13,289
10,000	American Tower Corp. Class A	416,875
50	Avanex Corp. (b)	4,775
3,000	Corning Inc.	809,625
21,000	JDS Uniphase Corp. (b)	2,517,375
9,000	MRV Communications, Inc. (b)	605,250
45,000	Nokia Corp. ADR	2,247,188

Shares		Market Value

Common Stocks, continued
Telecommunications-Equipment, continued
40,000	Nortel Networks Corp.	$ 2,730,000
500	NorthEast Optic Network, Inc. (b)	30,813
6,000	Qualcomm Inc.(b)	360,000
100	Stratos Lightwave, Inc. (b)	2,788
35,000	Vodafone Air Touch PLC ADR	1,450,313
14,000	Williams Communications Group, Inc. (b)	464,625

		11,652,916

Utilities-Energy Products (0.9%)
3,000	AES Corp.	136,875
14,000	Enron Corp.	903,000

		1,039,875

Utilities-Telecommunications (6.2%)
20,000	Broadwing, Inc. (b)	518,750
13,500	Global Crossing Ltd. (b)	355,219
100,000	MCI Worldcom Inc. (b)	4,587,500
10,000	Nextel Communications Inc. (b)	611,875
9,000	Sprint Corp. (FON Group)	459,000
11,000	Sprint Corp. (PCS Group) (b)	654,500

		7,186,844

Total Common Stocks (Identified Cost $77,833,465)		112,723,926

Investment Companies (3.3%)
168,485	Dreyfus Treasury Prime Fund	168,485
738,885	Fidelity Institutional Treasury Money Market Fund	738,885
2,950,659	Merrill Lynch Government Money Market Fund	2,950,659

Total Investment Companies (Identified Cost $3,858,029)		3,858,029

Total Investments (Identified Cost $81,691,494) (a)		$116,581,955

(a)
The cost of investments for federal tax purposes amounts to $81,848,022. The net unrealized appreciation of investments on a federal tax basis amounts to $34,733,933 which is comprised of $38,431,158 appreciation and $3,697,225 depreciation at June 30, 2000.

(b)	Represents non-income producing securities.

Note: The categories of investments are shown as a percentage of net assets ($116,659,643) at June 30, 2000.

See Notes which are an integral part of the Financial Statements

Schedule of Portfolio Investments

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )
Balanced Fund
Shares		Market Value

Common Stocks (60.7%)
Banks (2.5%)
6,000	Bank of America Corp.	$ 258,000
5,000	Bank One Corp.	132,813
5,000	First Union Corp.	124,063
8,000	Firstar Corp.	168,500
3,000	Mellon Financial Corp.	109,313

		792,689

Computers & Peripherals (8.3%)
15,000	Cisco Systems, Inc. (b)	949,688
12,000	EMC Corp-Mass	923,250
8,000	Sun Microsystems, Inc. (b)	727,500

		2,600,438

Consumer Products (0.7%)
5,000	Clorox Co.	224,062

Diversified (4.5%)
13,000	General Electric Co.	689,000
15,000	Tyco International Ltd.	710,625

		1,399,625

Financial Services (2.0%)
7,000	Citigroup Inc.	421,750
4,000	Fannie Mae	208,750

		630,500

Independent Power Producer (2.3%)
6,000	Calpine Corp. (b)	394,500
1,000	Dynegy Inc. Class A	68,312
1,000	Enron Corp.	64,500
10,000	NRG Energy, Inc. (b)	182,500

		709,812

Insurance (1.5%)
3,000	American International Group	352,500
2,000	Jefferson-Pilot Corp.	112,875

		465,375

Medical Supplies (1.6%)
5,000	Johnson & Johnson	509,375

Media (3.1%)
2,000	Clear Channel Communications, Inc. (b)	150,000
11,000	Time Warner, Inc.	836,000

		986,000

Oil-Integrated Companies (0.3%)
1,000	Exxon Mobil Corp.	78,500

Oil & Gas Exploration, Production & Services (1.0%)
4,000	Schlumberger, Ltd.	298,500

Pharmaceuticals (8.5%)
9,000	Amgen Inc. (b)	632,250
4,000	Biogen, Inc. (b)	258,000
Shares or Principal Amount		Market Value

Common Stocks, continued
Pharmaceuticals, continued
4,000	Bristol-Myers Squibb	$ 233,000
6,500	Cardinal Health Inc.	481,000
2,000	Merck & Co., Inc.	153,250
13,750	Pfizer, Inc.	660,000
5,000	Schering-Plough	252,500

		2,670,000

Retail (8.5%)
15,750	Home Depot, Inc.	786,516
25,000	Staples, Inc. (b)	384,375
20,000	Walgreen Co.	643,750
15,000	Wal-Mart Stores, Inc.	864,375

		2,679,016

Semiconductors (4.7%)
2,000	Broadcom Corp. Class A (b)	438,000
15,000	Texas Instruments, Inc.	1,030,312

		1,468,312

Software & Computer Services (6.6%)
8,000	Exodus Communications, Inc. (b)	368,500
12,000	Microsoft Corp. (b)	960,000
9,000	Oracle Corp. (b)	756,562

		2,085,062

Telecommunications-Equipment (3.2%)
2,000	Corning Inc.	539,750
1,000	Nokia Corp. ADR	49,937
6,000	Nortel Networks Corp.	409,500

		999,187

Utilities-Telecommunications (1.5%)
10,500	MCI Worldcom Inc. (b)	481,688

Total Common Stocks (Identified Cost $13,755,684)		19,078,141

Corporate Bonds (2.3%)
Banks (1.1%)
$ 400,000	Chase Capital I, Series A, 7.67%, 12/1/26, Callable 12/1/06 @103.84, Guaranteed by Chase Manhattan Corp.	353,000

Financial Services (1.2%)
400,000	Ford Motor Credit Co., 6.25%, 12/8/05	377,000

Total Corporate Bonds (Identified Cost $801,923)		730,000

U.S. Government Agencies (18.4%)
Federal Home Loan Mortgage Corp. (3.0%)
1,000,000	6.59%, 7/23/08, Callable 7/14/00 @ 100	942,730

Federal National Mortgage Assoc. (15.4%)
300,000	5.75%, 4/15/03	290,697
500,000	6.01%, 1/14/03	487,870
Continued

Schedule of Portfolio Investments, continued

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )
Balanced Fund
Principal Amount		Market Value

U.S. Government Agencies, continued
Federal National Mortgage Assoc., continued
$2,000,000	6.09%, 1/12/09	$ 1,839,660
1,450,000	6.67%, 8/1/01	1,447,796
500,000	6.89%, 7/12/04	490,985
300,000	6.95%, 11/13/06	291,207

		4,848,215

Total U.S. Government Agencies (Identified Cost $6,067,508)		5,790,945

U.S Treasury Obligations (10.2%)
U.S. Treasury Bonds (7.1%)
1,000,000	7.25%, 5/15/16	1,100,310
1,000,000	7.50%, 11/15/16	1,126,250

		2,226,560

Shares or Principal Amount		Market Value

U.S Treasury Obligations, continued
U.S. Treasury Notes (3.1%)
$1,000,000	4.875%, 3/31/01	$ 987,810

Total U.S. Treasury Obligations (Identified Cost $3,212,700)		3,214,370

Investment Companies (7.7%)
497,244	Dreyfus Treasury Prime Fund	497,244
1,059,163	Fidelity Institutional Treasury Money Market Fund	1,059,163
878,562	Merrill Lynch Government Money Market Fund	878,562

Total Investment Companies (Identified Cost $2,434,969)		2,434,969

Total Investments (Identified Cost $26,272,784) (a)		$ 31,248,425

(a)
The cost of investments for federal tax purposes amounts to $26,367,624. The net unrealized appreciation of investments on a federal tax basis amounts to $4,880,801 which is comprised of $5,781,338 appreciation and $900,537 depreciation at June 30, 2000.

(b)	Represents non-income producing securities.

Note: The categories of investments are shown as a percentage of net assets ($31,435,440) at June 30, 2000.
See Notes which are an integral part of the Financial Statements

Schedule of Portfolio Investments

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )
Small Company Select Fund
Shares		Market Value

Common Stocks (95.3%)
Apparel (0.2%)
4,000	American Eagle Outfitters (b)	$ 56,000

Automotive Parts (1.6%)
20,000	Gentex Corp. (b)	502,500

Banks (0.8%)
16,000	National Commerce Bancorp	257,000

Biopharmaceuticals (7.4%)
30,900	MedImmune, Inc. (b)	2,286,600

Brokerage Services (1.6%)
10,000	Legg Mason Inc.	500,000

Computer & Peripherals (9.7%)
21,700	Comverse Technology, Inc. (b)	2,018,100
20,000	Internet Capital Group, Inc. (b)	740,312
12,000	MarchFirst, Inc. (b)	219,000

		2,977,412

Educational Institutions (0.8%)
9,600	DeVry Inc. (b)	253,800

Electrical Equipment (11.1%)
21,000	American Power Conversion Corp. (b)	857,063
30,000	Sanmina Corp. (b)	2,565,000

		3,422,063

Financial Services (3.6%)
10,000	Eaton Vance Corp.	462,500
15,900	SEI Investment Co.	633,019

		1,095,519

Food Processing (1.3%)
20,000	American Italian Pasta Class A (b)	413,750

Media (9.3%)
13,600	Digex Inc. (b)	923,950
23,800	Exodus Communications, Inc. (b)	1,096,287
29,000	Globix Corp. (b)	850,063

		2,870,300
Medical Laser Systems (0.1%)
10,000	LCA-Vision Inc. (b)	24,375

Shares		Market Value

Common Stocks, continued
Printing & Publishing (0.1%)
5,000	Multi Color Corp. (b)	40,000

Radio (2.7%)
30,000	Cox Radio Inc. Class A (b)	$ 840,000

Retail-Specialty Stores (0.7%)
5,500	Bed Bath & Beyond, Inc. (b)	199,375

Semiconductors (18.0%)
50,000	NETsilicon, Inc. (b)	1,637,500
12,000	Novellus Systems, Inc. (b)	678,750
15,000	Plexus Corp. (b)	1,695,000
21,200	Vitesse Semiconductor Corp. (b)	1,559,525

		5,570,775

Software & Computer Services (20.0%)
10,300	Ariba, Inc. (b)	1,009,883
20,000	BEA Systems, Inc. (b)	988,750
14,000	i2 Technologies, Inc. (b)	1,459,719
24,000	ITXC Corp. (b)	849,750
13,400	Lernout & Hauspie Speech Products N.V. (b)	590,438
14,400	RealNetworks, Inc. (b)	728,100
3,225	VeriSign, Inc. (b)	569,213

		6,195,853

Telecommunications-Equipment (4.8%)
9,000	MRV Communications, Inc. (b)	605,250
2,500	NorthEast Optic Network, Inc. (b)	154,062
12,700	Tuts Systems, Inc. (b)	728,662

		1,487,974

Utilities-Telecommunications (0.6%)
3,125	NTL Inc. (b)	187,109

Wholesale Distribution (0.9%)
6,000	Expeditors International of Washington, Inc.	285,000

Total Common Stocks (Identified Cost $15,576,712)		29,465,405

Continued

Schedule of Portfolio Investments, continued

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )
Small Company Select Fund
Shares		Market Value

Investment Companies (4.8%)
1,279,238	Fidelity Institutional Treasury Money Market Fund	$ 1,279,238
187,604	Merrill Lynch Government Money Market Fund	187,604

Total Investment Companies (Identified Cost $1,466,842)		1,466,842

Total Investments (Identified Cost $17,043,554) (a)		$ 30,932,247

(a)
The cost of investments for federal tax purposes amounts to $17,120,736. The net unrealized appreciation of investments on a federal tax basis amounts to $13,811,511 which is comprised of $15,164,814 appreciation and $1,353,303 depreciation at June 30, 2000.

(b)	Represents non-income producing securities.

Note: The categories of investments are shown as a percentage of net assets ($30,898,410) at June 30, 2000.
See Notes which are an integral part of the Financial Statements

Schedule of Portfolio Investments

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )
Income Equity Fund
Shares		Market Value

Common Stocks (99.7%)
Automotive Parts (0.9%)
5,250	General Motors Corp.	$ 304,828

Audio-Video Products (0.4%)
1,450	Sony Corp. ADR	136,753

Banks (19.3%)
21,000	Bank Of America Corp.	903,000
26,846	Bank One Corp.	713,097
25,000	Citigroup, Inc.	1,506,250
16,500	Chase Manhattan Corp.	760,031
35,500	First Union Corp.	880,844
20,000	Firstar Corp.	421,250
20,000	Fleet Boston Financial Corp.	680,000
6,500	State Street Corp.	689,406

		6,553,878

Beverages (2.2%)
13,550	Coca Cola Co.	778,278

Brokerage Services (3.7%)
11,000	Merrill Lynch & Co.	1,265,000

Computer And Peripherals (7.5%)
11,400	Cisco Systems, Inc. (b)	721,763
9,700	EMC Corp.-Mass	746,294
9,600	IBM Corp.	1,051,800

		2,519,857

Consumer Goods And Services (1.2%)
9,200	Clorox Co.	412,275

Containers-Paper/Plastic (0.5%)
8,800	Sonoco Products Co.	180,950

Diversified (5.9%)
28,500	General Electric Co.	1,510,500
14,000	Honeywell International, Inc.	471,625

		1,982,125

Entertainment (3.0%)
26,550	The Walt Disney Co.	1,030,472

Independent Power Producer (6.7%)
24,200	Calpine Corp. (b)	1,591,150
8,000	Dynegy, Inc.	546,500
8,000	NRG Energy, Inc. (b)	146,000

		2,283,650

Finance-Credit Card (1.2%)
7,500	American Express Co.	390,938

Insurance (0.8%)
5,000	Jefferson-Pilot Corp.	282,188

Shares		Market Value

Common Stocks, continued
Media (2.6%)
11,475	Time Warner, Inc.	$ 872,100

Medical Supplies (1.4%)
4,575	Johnson & Johnson	466,078

Oil & Gas Exploration, Production & Services (1.2%)
5,225	Schlumberger, Ltd.	$389,916

Oil-Integrated Companies (3.8%)
10,000	Exxon Mobil Corp.	785,000
9,425	Texaco, Inc.	501,881

		1,286,881

Pharmaceuticals (7.5%)
14,800	Amgen, Inc. (b)	1,039,700
3,000	Biogen, Inc. (b)	193,500
2,500	Eli Lilly & Co.	249,688
21,687	Pfizer, Inc.	1,040,976

		2,523,864

Retail (1.5%)
9,000	Wal-Mart Stores, Inc.	518,625

Semiconductors (7.1%)
7,750	Intel Corp.	1,036,078
9,200	NetSilicon, Inc. (b)	301,300
15,300	Texas Instruments, Inc.	1,050,919

		2,388,297

Software & Computer Services (2.8%)
11,700	Microsoft Corp. (b)	936,000

Telecommunications-Equipment (5.3%)
20,000	Glenayre Technologies, Inc. (b)	211,250
8,000	Motorola, Inc.	232,500
19,800	Nortel Networks Corp.	1,351,350

		1,795,100

Telecommunications-Satellite (0.6%)
23,000	GlobalStar Telecommunications, Ltd. (b)	207,000

Utilities-Energy Products (6.4%)
9,100	AES Corporation	415,187
10,225	Enron Corp.	659,512
15,000	Montana Power Company	529,687

		1,604,386

Utilities-Telecommunications (7.8%)
31,200	Broadwing, Inc. (b)	809,250
10,300	CenturyTel, Inc.	296,125
Continued

Schedule of Portfolio Investments, continued

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )
Income Equity Fund
Shares		Market Value
Common Stocks, continued
Utilities, continued
2,900	GTE Corp.	$ 180,525
29,400	MCI Worldcom, Inc. (b)	1,348,725

		2,634,625

Total Common Stocks (Identified Cost ($29,658,574)		33,744,064

Shares		Market Value

Investment Companies (0.5%)
159,763	Fidelity Institutional Treasury Money Market Fund	$ 159,763

Total Investments (Identified Cost $29,818,337) (a)		$33,903,827

(a)
The cost of investments for federal tax purposes amounts to $29,939,458. The net unrealized appreciation of investments on a federal tax basis amounts to $3,964,369 which is comprised of $7,241,711 appreciation and $3,277,342 depreciation at June 30, 2000.

(b)	Represents non-income producing securities.

Note: The categories of investments are shown as a percentage of net assets ($33,839,927) at June 30, 2000.

See Notes which are an integral part of the Financial Statements

Schedule of Portfolio Investments

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )
U.S. Government Income Fund

Principal Amount		Market Value

Corporate Bonds (17.2%)
Banks (4.6%)
$ 600,000	Chase Capital I, Series A, 7.67%, 12/1/26, Callable 12/1/06 @103.84, Guaranteed by Chase Manhattan Corp.	$ 529,500
500,000	Mellon Capital I, Series A, 7.72%, 12/1/26, Callable 12/1/06 @103.86, Guaranteed by Mellon Bank Corp.	442,500
1,000,000	Midland Bank PLC (HSBC) 6.95%, 3/15/11	925,000

		1,897,000

Financial Services (10.0%)
1,000,000	American Express Master Trust, Series 1998-1, Class A, 5.90%, 5/15/03, ABS	969,660
1,398,213	Countrywide Home Loans, Inc., Series 1998-11, Class A10, 6.25%, 8/25/28, CMO	1,375,563
937,016	Countrywide Home Loans, Inc., Series 1998-1, Class AF2, 6.27%, 4/25/28, ABS	925,492
531,851	Merrill Lynch Mortgage Investors, Inc., 8.50%, 07/15/17	531,463
114,919	Security Pacific Acceptance Corp., Series 1995-1, Class A2, 6.70%, 4/10/20, ABS	114,596
250,000	Toyota Motor Credit Corp., 7.13%, 9/26/06, Callable 9/26/00 @100, MTN	242,187

		4,158,961

Food Processing & Packaging (1.2%)
500,000	McCormick & Co., Inc., 8.95%, 7/1/01	509,375

Oil & Gas Transmission (0.9%)
356,000	Trans-Canada Pipelines Ltd., 6.77%, 4/30/01, MTN	353,330

Utilities-Electric & Gas (0.5%)
200,000	Oklahoma Gas & Electric Co., 6.25%, 10/15/00	199,500

Total Corporate Bonds (Identified Cost $7,409,827)		7,118,166

U.S. Government Agencies (66.3%)
Federal Agricultural Mortgage Corp. (2.2%)
1,000,000	5.90%, 3/3/09	920,133

Federal Home Loan Bank (16.1%)
2,000,000	6.375%, 8/15/06	1,932,460
4,000,000	6.75%, 5/1/02	3,988,880
725,000	6.85%, 12/27/04	712,692

		6,634,032

Principal Amount		Market Value

U.S. Government Agencies, continued
Federal Home Loan Mortgage Corp. (7.5%)
$ 225,000	6.20%, 4/15/03	$ 221,114
1,095,000	6.22%, 3/18/08	1,020,124
1,500,000	6.60%, 7/20/10	1,397,370
500,000	6.89%, 3/01/11	470,485

		3,109,093

Federal National Mortgage Association (29.2%)
1,000,000	5.25%, 1/15/09	877,540
1,825,841	5.50%, 4/1/24 Pool #280553	1,648,461
533,076	6.00%, 2/01/03	518,513
590,318	6.00%, 5/1/03 Pool #347156	573,559
1,000,000	6.00%, 5/15/08	930,730
1,000,000	6.03%, 2/2/09	916,510
1,000,000	6.40%, 5/14/09	932,500
1,000,000	6.50%, 12/25/07, Series 1993-43, Class H, CMO	981,070
3,000,000	6.50%, 10/25/28, Series 1998-58, Class PC, CMO	2,741,460
1,000,000	6.71%, 3/13/02	993,670
1,000,000	7.55%, 3/27/07, Series 07-B, Callable 7/14/00 @100	984,300

		12,098,313

Government National Mortgage Association (5.9%)
359,593	7.00%, 11/15/08 Pool #363175	357,422
413,285	7.00%, 1/15/09 Pool #363194	410,690
1,371,486	7.00%, 2/15/09 Pool #383488	1,362,887
309,052	8.00%, 5/15/23, Pool #351752	312,078

		2,443,077

Private Export Funding Corp. (2.4%)
1,000,000	6.24%, 5/15/02, Series VV, Guaranteed by Export-Import Bank of The United States	988,750

Tennessee Valley Authority (3.0%)
1,250,000	6.235%, 7/15/45, Series B, Callable 7/15/20 @100, Putable 7/15/01 @100	1,240,625

Total U.S. Government Agencies (Identified Cost $28,681,220)		27,434,023

U.S. Treasury Bonds (10.6%)
4,000,000	7.25%, 5/15/16 (Identified Cost $4,341,388)	4,401,240

Continued

Schedule of Portfolio Investments, continued

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )
U.S. Government Income Fund

Shares		Market Value

Investment Companies (5.1%)
67,390	Dreyfus Treasury Prime Fund	$ 67,390
2,024,170	Fidelity Institutional Treasury Money Market Fund	2,024,170

Total Investment Companies (Identified Cost $2,091,560)		2,091,560

Total Investments (Identified Cost $42,523,995) (a)		$41,044,989

(a)
The cost of investments for federal tax purposes amounts to $42,545,604. The net unrealized depreciation of investments on a federal tax basis amounts to $1,500,615 which is comprised of $70,284 appreciation and $1,570,899 depreciation at June 30, 2000.

ABS—Asset Backed Security
CMO—Collateralized Mortgage Obligation
MTN—Medium Term Note

Note: The categories of investments are shown as a percentage of net assets ($41,383,040) at June 30, 2000.

See Notes which are an integral part of the Financial Statements

Schedule of Portfolio Investments

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )
U.S. Government Securities Money Market Fund

Principal Amount	Security Description	Market Value

Commercial Paper (23.5%)
Beverages (2.6%)
$4,000,000	Coca-Cola, 6.07%, 7/13/00	$ 3,991,907

Brokerage Services (7.2%)
6,000,000	Merrill Lynch & Co., 6.55%, 8/8/00	5,958,517
5,000,000	Morgan Stanley Dean Witter & Co., 6.62%, 8/23/00	4,951,269

		10,909,786

Financial Services (6.5%)
5,000,000	Ford Motor Credit Co., 6.50%, 8/10/00	4,963,889
5,000,000	General Motors Acceptance Corp., 6.68%, 9/05/00	4,938,767

		9,902,656

Paint & Related Products (3.9%)
6,000,000	Sherwin Co., 6.55%, 8/14/00	5,951,968

Telecommunications (3.3%)
5,000,000	Bell South, 6.25%, 7/05/00	4,996,528

Total Commercial Paper		35,752,845

U.S. Government Agencies (59.0%)
Federal Agricultural Mortgage Corp. (3.9%)
3,000,000	7.61%, 10/16/00	3,004,884
3,000,000	Discount Note, 11/13/00	2,937,787

		5,942,671

Federal Home Loan Bank (28.3%)
1,500,000	4.89%, 12/22/00	1,481,928
2,000,000	5.99%, 12/06/00	1,999,236
3,000,000	5.90%, 1/05/01	2,907,567
5,000,000	Discount Note, 7/26/00	4,978,854
5,000,000	6.02%, 8/02/00	4,973,244
8,000,000	Discount Corp., 7/21/00	7,971,467
5,000,000	6.39%, 7/19/00	4,984,025
5,000,000	Discount Note, 9/22/00	4,925,185
5,000,000	Discount Note, 9/20/00	4,927,438
4,000,000	Discount Note, 9/13/00	3,947,048

		43,095,992

Principal Amount	Security Description	Market Value

U.S. Government Agencies, continued:
Federal Home Loan Mortgage Corp. (12.5%)
$ 3,000,000	6.6%, 10/12/00	$ 2,997,475
5,000,000	Discount Note, 7/13/00	4,989,916
5,000,000	Discount Note, 8/24/00	4,951,175
5,000,000	Discount Note, 9/21/00	4,926,427
1,200,000	5.14%, 2/08/01	1,189,639

		19,054,632

Federal National Mortgage Association (14.3%)
5,000,000	6.16%, 10/12/00	4,911,878
3,000,000	Discount Note, 11/30/00	2,917,033
4,000,000	5.81%, 7/06/00	3,996,772
5,000,000	Discount Note, 7/20/00	4,983,982
5,000,000	5.97%, 7/31/00	4,999,560

		21,809,225

Total U.S. Government Agencies		89,902,520

Repurchase Agreements (17.9%)
27,226,000	Morgan Stanley Dean Witter & Co., 6.25%, dated 6/30/00, due 7/03/00 (Collateralized by U.S. Government Agency Securities)	27,226,000

Total Investments (at amortized cost)(a)		$152,881,365

(a)	Also represents cost for Federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($152,279,161) at June 30, 2000.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )

1.    Organization:

The Riverfront Funds, Inc. was organized on March 27, 1990, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Effective December 29, 1998, The Riverfront Funds, Inc., a Maryland corporation, changed its form of organization from that of a Maryland corporation to an Ohio business trust by completing a reorganization with The Riverfront Funds, an Ohio business trust (the “Trust”), created for such purpose. The Trust is authorized to issue six series of shares of beneficial interest, without par value, representing interests in different portfolios of securities as follows: The Riverfront Large Company Select Fund, The Riverfront Balanced Fund, The Riverfront Small Company Select Fund, The Riverfront Income Equity Fund, The Riverfront U.S. Government Income Fund and The Riverfront U.S. Government Securities Money Market Fund (each, a “Fund”; and collectively, the “Funds”).

The investment objective of the Large Company Select Fund is to seek long term growth of capital with current income as a secondary objective. The investment objective of the Balanced Fund is to seek long-term growth of capital with some current income as a secondary objective. The investment objective of the Small Company Select Fund is to seek capital growth. The investment objective of the Income Equity Fund is to seek a high level of investment income, with capital appreciation as a secondary objective, through investment primarily in income-producing equity securities of U.S. issuers. The investment objective of the U.S. Government Income Fund is to seek a high level of current income, consistent with preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities. The investment objective of the U.S. Government Secu rities Money Market Fund is to seek current income from U.S. government short-term securities while preserving capital and maintaining liquidity.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value. Sales of shares of the Funds may be made to customers of The Provident Bank (“Provident”) and its affiliates, to all accounts of correspondent banks of Provident and to the general public.

The Large Company Select Fund, the Balanced Fund, the Small Company Select Fund, the Income Equity Fund and the U.S. Government Income Fund (collectively, “the variable net asset value funds”) each offer two share classes: Investor A Shares and Investor B Shares. The U.S. Government Securities Money Market Fund (the “money market fund”) offers only the Investor A Shares. Investor A Shares of the variable net asset value funds are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds’ prospectus. Certain redemptions of the Investor B Shares of the variable net asset value funds made within seven years of purchase are subject to varying contingent deferred sales charges in accordance with the Funds’ prospectus. Investor B Shares, other than those purchased through reinvestment of dividends, convert automatically to Investor A Shares eight years after the date of their issuance. Investor B Shares purchased through dividend reinvestment are n ot subject to a contingent deferred sales charge. Each share class has identical rights and privileges, except with respect to (i) distribution and shareholder services (12b-1) fees paid by each share class, (ii) voting rights on matters specifically affecting a single share class, and (iii) the exchange privileges.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial

Continued

Notes to Financial Statements, continued

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )

2.    Significant Accounting Policies, continued:

statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the money market fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to an appropriate demand feature, or (b) maintain a dollar-weighted-average fund maturity which exceeds 90 days, in each case calculated in accordance with Rule 2a-7 under the 1940 Act.

Investments in common and preferred stocks, corporate bonds, commercial paper and U.S. government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean of the latest available bid and asked quotations as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), or closing sale prices on the principal exchange (closing sales prices on the over-the-counter National Market System) in which such securities are normally traded. Municipal bonds are valued by using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such investment companies. Other securities for which quotations are not readily available are valued at their fair value as determined in good faith under the supervision of the Trust’s Board of Trustees. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

Security Transactions and Related Income:

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains or losses from sales of securities are determined on an identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date.

Repurchase Agreements:

The Funds may enter into repurchase agreements with financial institutions such as banks and broker/dealers which Provident, as investment adviser, deems creditworthy under guidelines approved by the Trust’s Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

Continued

Notes to Financial Statements, continued

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )

2.    Significant Accounting Policies, continued:

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the money market fund. Dividends from net investment income are declared and generally paid monthly for each variable net asset value fund with the exception of the Small Company Select Fund which declares and pays any dividends semiannually. Net investment losses incurred by a Fund are offset against Capital in the accompanying Statements of Assets and Liabilities to the extent that short-term gains are not available in a given year. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds. Any taxable distributions declared in December and paid in January of the following fiscal year will be taxable to shareholders in the year declared. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Taxes:

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the Code) applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders; therefore, no Federal tax provision is required.

As of December 31, 1999, the following Funds had capital loss carryforwards for tax purposes which are available to offset future capital gains, if any:

Income Equity Fund	$6,151,025	Expires 2007
U.S. Government Income Fund	256,740	Expires 2003
U.S. Government Securities Money Market Fund	2,230	Expires 2006

Under current tax law, capital losses realized subsequent to October 31 of the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended December 31, 2000:

U.S. Government Income Fund	$32,204

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds, generally on the basis of relative net assets. Fees paid under a Fund’s shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

Continued

Notes to Financial Statements, continued

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )

2.    Significant Accounting Policies, continued:

All expenses in connection with the organization of the Large Company Select Fund and the registration of its shares under the Securities Act of 1933, as amended, were paid by the Fund. Such expenses are being amortized over a period of five years commencing with the inception date of the Fund.

3.    Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2000 are as follows:

	Purchases	Sales
Large Company Select Fund	$53,621,327	$41,403,019
Balanced Fund	6,415,257	5,970,144
Small Company Select Fund	7,284,830	5,116,565
Income Equity Fund	9,917,025	14,321,316
U.S. Government Income Fund	18,583,621	17,647,120

Continued

Notes to Financial Statements, continued

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )
4.    Capital Share Transactions:

Transactions in capital shares for the Funds were as follows:

	Large Company Select Fund
	Six Months Ended June 30, 2000	Year Ended December 31, 1999
CAPITAL TRANSACTIONS:
Investor A Shares:
Proceeds from shares issued	$17,690,112	$22,368,396
Dividends reinvested	—	627,456
Shares redeemed	(12,967,029)	(7,850,245)

Change in net assets from Investor A share transactions	$ 4,723,083	$15,145,607

Investor B Shares:
Proceeds from shares issued	$ 8,028,620	$14,199,068
Dividends reinvested	—	195,645
Shares redeemed	(2,076,599)	(2,209,476)

Change in net assets from Investor B share transactions	$ 5,952,021	$12,185,237

SHARE TRANSACTIONS:
Investor A Shares:
Issued	1,008,994	1,439,010
Reinvested	—	33,898
Redeemed	(751,731)	(506,286)

Change in Investor A Shares	257,263	966,622

Investor B Shares:
Issued	469,429	949,060
Reinvested	—	10,813
Redeemed	(124,114)	(146,067)

Change in Investor B Shares	345,315	813,806

Continued

Notes to Financial Statements, continued

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )

4.    Capital Share Transactions, continued:

	Balanced Fund		Small Company Select Fund
	Six Months Ended June 30, 2000	Year Ended December 31, 1999	Six Months Ended June 30, 2000	Year Ended December 31, 1999
CAPITAL TRANSACTIONS:
Investor A Shares:
Proceeds from shares issued	$ 1,270,997	$ 5,215,058	$ 4,984,241	$ 2,453,810
Dividends reinvested	65,080	167,289	—	330,134
Shares redeemed	(1,952,844)	(3,994,745)	(4,493,794)	(5,721,071)

Change in net assets from Investor A share transactions	$ (616,767)	$ 1,387,602	$ 490,447	$ (2,937,127)

Investor B Shares:
Proceeds from shares issued	$ 2,217,069	$ 5,451,206	$ 883,726	$ 368,780
Dividends reinvested	27,564	76,617	—	25,529
Shares redeemed	(1,587,543)	(2,709,191)	(258,819)	(487,406)

Change in net assets from Investor B share transactions	$ 657,090	$ 2,818,632	$ 624,907	$ (93,097)

SHARE TRANSACTIONS:
Investor A Shares:
Issued	93,446	388,753	428,233	301,620
Reinvested	4,843	12,432	—	28,410
Redeemed	(144,570)	(295,776)	(405,657)	(708,626)

Change in Investor A Shares	(46,281)	105,409	22,576	(378,596)

Investor B Shares:
Issued	158,707	390,622	68,125	42,601
Reinvested	1,964	5,485	—	2,145
Redeemed	(113,156)	(192,578)	(20,334)	(58,866)

Change in Investor B Shares	47,515	203,529	47,791	(14,120)

Continued

Notes to Financial Statements, continued

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )

4.    Capital Share Transactions, continued:

	Income Equity Fund		U.S. Government Income Fund
	Six Months Ended June 30, 2000	Year Ended December 31, 1999	Six Months Ended June 30, 2000	Year Ended December 31, 1999
CAPITAL TRANSACTIONS:
Investor A Shares:
Proceeds from shares issued	$ 2,338,981	$ 3,002,649	$ 3,578,065	$ 2,428,766
Dividends reinvested	—	79,709	138,034	247,100
Shares redeemed	(4,548,816)	(54,722,808)	(1,150,437)	(6,794,552)

Change in net assets from Investor A share transactions	$ (2,209,835)	$ (51,640,450)	$ 2,565,662	$ (4,118,686)

Investor B Shares:
Proceeds from shares issued	$ 200,078	$ 356,807	$ 286,927	$ 608,314
Dividends reinvested	—	6,786	21,860	45,467
Shares redeemed	(2,377,702)	(6,069,959)	(265,730)	(308,471)

Change in net assets from Investor B share transactions	$ (2,177,624)	$ (5,706,366)	$ 43,057	$ 345,310

SHARE TRANSACTIONS:
Investor A Shares:
Issued	204,467	282,756	392,632	261,961
Reinvested	—	7,866	15,267	26,621
Redeemed	(396,736)	(5,331,398)	(126,613)	(716,770)

Change in Investor A Shares	(192,269)	(5,040,776)	281,286	(428,188)

Investor B Shares:
Issued	17,276	33,158	27,673	57,557
Reinvested	—	656	2,117	4,314
Redeemed	(205,606)	(563,292)	(25,803)	(29,205)

Change in Investor B Shares	(188,330)	(529,478)	3,987	32,666

5.    Investment Advisory Fee and Other Transactions with Affiliates:

Investment Advisory Fee—Provident Investment Advisors, Inc., the Fund’s investment adviser (the “Adviser”), has entered into an Investment Advisory Agreement with the Trust whereby the Adviser supervises and manages the investment and reinvestment of the assets of the Funds. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund as listed below. The Adviser may voluntarily choose to waive any portion of its fee on the Large Company Select, Small Company Select, U.S. Government Income, and U.S. Government Securities Money Market Funds. The Adviser can modify or terminate this voluntary waiver on these Funds at any time at its sole discretion. Effective January 5, 2000, the Adviser enacted a contractual waiver for the Investment Advisory Fee for the Balanced Fund and the Income Equity Fund. The Adviser will limit its fee to 80 basis points for the Balanced Fund and 85 basi s points for the Income Equity Fund.

Continued

Notes to Financial Statements, continued

THE RIVERFRONT FUNDS	JUNE 30, 2000 (UNAUDITED )

5.    Investment Advisory Fee and Other Transactions with Affiliates, continued:

Fund	Annual Rate
Large Company Select Fund	0.80%
Balanced Fund	0.80%
Small Company Select Fund	0.80%
Income Equity Fund	0.85%
Income Fund	0.40%
Money Market Fund	0.15%

Administration—Federated Services Company (“FServ”), under an Agreement for administrative Services with the Trust, provides the Funds with certain administrative personnel and services. The fee paid to FServ is equal to 0.17% of the average daily net assets of each Fund.

Distribution Services Fee—Edgewood Services, Inc., (“Distributor”) is the principal underwriter and distributor of the Trust. The Trust has adopted Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plans, the Funds will compensate the Distributor from the net assets of the fund to finance activities intended to result in the sale of the Fund’s Investor A Shares and Investor B Shares. The Plans provide that the Funds may incur annual distribution expenses up to 0.25% of the average daily net assets of each Fund’s Investor A Shares and up to 0.75% of the average daily net assets of each Fund’s Investor B Shares to compensate the Distributor. The Distributor does not retain these amounts generally, but uses the fee to compensate investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers, for marketing activities (such as advertising, printing and dist ributing prospectuses, and providing incentives to investment professionals), to promote sales of Shares so that overall Fund assets are maintained or increased.

Shareholder Service Fee—Under the terms of a Shareholder Services Plan, the Funds may pay compensation, in an amount not to exceed 0.25% of the average daily net assets of each Fund’s Investor A and B Shares, to banks and other financial institutions including Provident and its affiliates and the Distributor for providing shareholder services and maintaining shareholder accounts. As of June 30, 2000, there were no shareholder servicing agreements entered into on behalf of the Investor A or B Shares of any of the Funds.

Custodian, Fund Accounting and Recordkeeping Fees—Provident serves as custodian and fund accountant to the Funds. Under the terms of the Custodian, Fund Accounting and Recordkeeping Agreement, Provident is entitled to receive fees based on a percentage of the average daily net assets of each Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses—Provident serves as transfer agent and dividend disbursing agent to the Trust. Under the terms of the Master Transfer and Recordkeeping Agreement, Provident is entitled to receive fees based on the number of shareholders of each Fund and to be reimbursed for certain out-of-pocket expenses.

Continued

Financial Highlights

THE RIVERFRONT FUNDS

	Large Company Select Fund
	Period Ended June 30,				Year Ended December 31,				From January 2, 1997 through December 31, 1997 (a)
	2000*				1999		1998
	Investor A		Investor B		Investor A	Investor B	Investor A	Investor B	Investor A		Investor B
Net Asset Value, Beginning of Period	$ 17.59		$ 17.18		$ 13.89	$ 13.69	$ 11.34	$11.28	$ 10.00		$10.00

Income from Investment Operations:
Net investment income	(0.07)		(0.12)		(0.10)	(0.18)	(0.05)	(0.10)	(0.00)		(0.04)
Net realized and unrealized gains (losses) on investments	(0.05)		(0.06)		4.76	4.63	4.47	4.38	2.77		2.72

Total from Investment Operations	(0.12)		(0.18)		4.66	4.45	4.42	4.28	2.77		2.68

Less Distributions:
Net realized gains	—		—		(0.96)	(0.96)	(1.87)	(1.87)	(1.40)		(1.40)
Tax return of capital	—		—		—	—	—	—	(0.03)		—

Total Distributions	—		—		(0.96)	(0.96)	(1.87)	(1.87)	(1.43)		(1.40)

Net Asset Value, End of Period	$ 17.47		$ 17.00		$ 17.59	$ 17.18	$ 13.89	$13.69	$ 11.34		$11.28

Total Return (excludes sales/redemption charge)	(0.68)%		(1.05)%		33.57%	32.52%	39.03%	38.00%	27.93	%(b)	26.97	%(b)
Ratios to Average Net Assets:
Expenses	1.49	%(c)	2.25	%(c)	1.51%	2.26%	1.66%	2.41%	1.69	%(c)	2.47	%(c)
Net investment loss	(0.83	)%(c)	(1.58	)%(c)	(0.75)%	(1.50)%	(0.48)%	(1.28)%	0.00	%(c)	(1.10	)%(c)
Supplementary Data:
Net Assets, end of period (000 omitted)	$85,267		$31,393		$81,318	$25,793	$50,801	$9,416	$33,614		$2,464
Portfolio Turnover (d)	39%		39%		35%	35%	69%	69%	39%		39%

* For the six months ended June 30, 2000 (unaudited).
(a)	Period from commencement of operations.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes which are an integral part of the Financial Statements

Financial Highlights

THE RIVERFRONT FUNDS

	Balanced Fund
	Period Ended June 30,				Years Ended December 31,
	2000*				1999		1998
	Investor A		Investor B		Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$ 13.40		$ 13.97		$ 13.04	$ 13.56	$ 12.30	$ 12.71

Income from Investment Operations:
Net investment income	0.08		0.03		0.18	0.07	0.23	0.11
Net realized and unrealized gains on investments	0.55		0.59		1.51	1.56	2.84	2.95

Total from investment operations	0.63		0.62		1.69	1.63	3.07	3.06

Less Distributions:
Net investment income	(0.08)		(0.03)		(0.18)	(0.07)	(0.23)	(0.11)
In excess of net investment income	—		—		—	—	(2.10)	(2.10)
Net realized gains	—		—		(1.15)	(1.15)	—	—

Total distributions	(0.08)		(0.03)		(1.33)	(1.22)	(2.33)	(2.21)

Net Asset Value, End of Period	$ 13.95		$ 14.56		$ 13.40	$ 13.97	$ 13.04	$ 13.56

Total Return (excludes sales/redemption charge)	4.75%		4.43%		13.15%	12.10%	25.29%	24.34%
Ratios to Average Net Assets:
Expenses	1.55	%(c)	2.38	%(c)	1.61%	2.42%	1.69%	2.50%
Net investment income	1.21	%(c)	0.41	%(c)	1.32%	0.52%	1.65%	0.84%
Expenses (before waivers)**	1.72	%(c)	2.48	%(c)	1.77%	2.52%	1.85%	2.60%
Net investment income (before waivers)**	1.04	%(c)	0.31	%(c)	1.15%	0.42%	1.49%	0.74%
Supplemental Data:
Net Assets, end of period (000 omitted)	$12,855		$18,580		$12,962	$17,167	$11,247	$13,895
Portfolio Turnover (d)	21%		21%		51%	51%	118%	118%

*	For the six months ended June 30, 2000 (unaudited).
**	During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)	Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes which are an integral part of the Financial Statements

Financial Highlights

THE RIVERFRONT FUNDS

	Balanced Fund
	Years Ended December 31,					January 17, 1995 to December 31,
	1997		1996		1995	1995 (a)
	Investor A	Investor B	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$11.69	$ 12.04	$ 11.36	$ 11.70	$ 9.79	$10.00

Income from Investment Operations:
Net investment income	0.23	0.12	0.31	0.26	0.35	0.25
Net realized and unrealized gains on investments	1.71	1.77	0.33	0.34	1.66	1.79

Total from investment operations	1.94	1.89	0.64	0.60	2.01	2.04

Less Distributions:
Net investment income	(0.23)	(0.12)	(0.31)	(0.26)	(0.34)	(0.24)
In excess of net investment income	(1.10)	(1.10)	—	—	(0.10)	(0.10)
Net realized gains	—	—	—	—	—	—

Total distributions	(1.33)	(1.22)	(0.31)	(0.26)	(0.44)	(0.34)

Net Asset Value, End of Period	$12.30	$ 12.71	$ 11.69	$ 12.04	$11.36	$11.70

Total Return (excludes sales/redemption charge)	16.77%	15.82%	5.76%	5.27%	20.83%	20.53	%(b)
Ratios to Average Net Assets:
Expenses	1.86%	2.72%	1.70%	2.54%	1.28%	2.04	%(c)
Net investment income	1.80%	0.93%	2.87%	2.03%	3.48%	2.69	%(c)
Expenses (before waivers)*	2.07%	2.82%	1.94%	2.68%	1.67%	2.84	%(c)
Net investment income (before waivers)*	1.59%	0.83%	2.63%	1.89%	3.09%	1.89	%(c)
Supplemental Data:
Net Assets, end of period (000 omitted)	$9,563	$11,483	$10,786	$10,008	$9,427	$5,030
Portfolio Turnover (d)	102%	102%	98%	98%	13%	13%

*	During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)	Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
See Notes which are an integral part of the Financial Statements

Financial Highlights

THE RIVERFRONT FUNDS

	Small Company Select Fund
	Period Ended June 30,				Years Ended December 31,
	2000*				1999		1998
	Investor A		Investor B		Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$ 11.44		$ 11.72		$ 7.89	$ 8.14	$ 9.17	$ 9.49

Income from Investment Operations:
Net investment (loss)	(0.07)		(0.11)		(0.14)	(0.20)	(0.09)	(0.15)
Net realized and unrealized gains (losses) on investment	2.04		2.07		3.85	3.94	(0.01)	(0.02)

Total from investment operations	1.97		1.96		3.71	3.74	(0.10)	(0.17)

Less Distributions:
Net realized gains	—		—		(0.16)	(0.16)	—	—
In excess of net investment income	—		—		—	—	(1.18)	(1.18)

Total distributions	—		—		(0.16)	(0.16)	(1.18)	(1.18)

Net Asset Value, End of Period	$ 13.41		$ 13.68		$ 11.44	$ 11.72	$ 7.89	$ 8.14

Total Return (excludes sales/redemption charge)	17.22%		16.72%		47.08%	46.01%	(2.26)%	(2.96)%
Ratios to Average Net Assets:
Expenses	1.76	%(d)	2.48	%(d)	1.96%	2.71%	1.97%	2.72%
Net investment (loss)	(1.25	)%(d)	(1.99	)%(d)	(1.62)%	(2.37)%	(1.08)%	(1.88)%
Expenses (before waivers)**	1.76	%(d)	2.48	%(d)	1.96%	2.71%	1.97%	2.72%
Net investment (loss) (before waivers)**	(1.25	)%(d)	(1.99	)%(d)	(1.62)%	(2.37)%	(1.08)%	(1.88)%
Supplemental Data:
Net Assets, end of period (000 omitted)	$ 27,992		$ 2,907		$ 23,633	$ 1,931	$ 19,826	$ 1,455
Portfolio Turnover (e)	20%		20%		65%	65%	114%	114%

*	For the six months ended June 30, 2000 (unaudited)
**	During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)
As of September 30, 1995, the Small Company Select Fund acquired all of the assets of the MIM Stock Appreciation Fund and the MIM Stock Growth Fund. Financial highlights for periods prior to September 30, 1995 represent the performance of the MIM Stock Appreciation Fund. The per share data for the periods prior to September 30, 1995 have been restated to reflect the impact of the change of net asset value of the Small Company Select Fund on September 30, 1995 from $17.34 to $10.00.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(f)	Audited by other auditors.

See Notes which are an integral part of the Financial Statements

Financial Highlights

THE RIVERFRONT FUNDS

	Small Company Select Fund
	Years Ended December 31,				October 1, 1995 to December 31,				Year Ended September 30,
	1997		1996		1995 (b)				1995 (f)
	Investor A	Investor B	Investor A	Investor B	Investor A		Investor B (a)
Net Asset Value, Beginning of Period	$ 9.43	$ 9.77	$ 9.50	$ 9.91	$ 10.00		$10.00		$ 8.25

Income from Investment Operations:
Net investment (loss)	(0.04)	(0.08)	(0.14)	(0.15)	(0.01)		(0.01)		(0.07)
Net realized and unrealized gains (losses) on investment	1.75	1.77	1.10	1.04	(0.12)		(0.08)		2.14

Total from investment operations	1.71	1.69	0.96	0.89	(0.13)		(0.09)		2.07

Less Distributions:
Net realized gains	—	—	—	—	—		—		—
In excess of net investment income	(1.97)	(1.97)	(1.03)	(1.03)	(0.37)		—		(0.32)

Total distributions	(1.97)	(1.97)	(1.03)	(1.03)	(0.37)		—		(0.32)

Net Asset Value, End of Period	$ 9.17	$ 9.49	$ 9.43	$ 9.77	$ 9.50		$9.91		$ 10.00

Total Return (excludes sales/redemption charge)	18.79%	17.86%	10.17%	9.05%	(1.20	)%(c)	(.90	)%(c)	25.12%
Ratios to Average Net Assets:
Expenses	2.11%	2.86%	1.91%	2.64%	1.76	%(d)	2.30	%(d)	2.61%
Net investment (loss)	(0.43)%	(1.20)%	(1.25)%	(2.01)%	(0.49	)%(d)	(1.69	)%(d)	(0.73)%
Expenses (before waivers)*	2.11%	2.86%	1.91%	2.64%	1.77	%(d)	2.39	%(d)	2.61%
Net investment (loss) (before waivers)*	(0.43)%	(1.20)%	(1.25)%	(2.01)%	(0.50	)%(d)	(1.78	)%(d)	(0.73)%
Supplemental Data:
Net Assets, end of period (000 omitted)	$24,312	$1,265	$31,227	$ 687	$40,995		$ 72		$44,500
Portfolio Turnover (e)	67%	67%	162%	162%	46%		46%		197%

*	During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)
As of September 30, 1995, the Small Company Select Fund acquired all of the assets of the MIM Stock Appreciation Fund and the MIM Stock Growth Fund. Financial highlights for periods prior to September 30, 1995 represent the performance of the MIM Stock Appreciation Fund. The per share data for the periods prior to September 30, 1995 have been restated to reflect the impact of the change of net asset value of the Small Company Select Fund on September 30, 1995 from $17.34 to $10.00.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(f)	Audited by other auditors.

See Notes which are an integral part of the Financial Statements

Financial Highlights

THE RIVERFRONT FUNDS

	Income Equity Fund
	Period Ended June 30,				Years Ended December 31,
	2000*				1999			1998
	Investor A		Investor B		Investor A		Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$ 11.22		$11.47		$ 10.47		$ 10.76	$ 11.68	$ 11.98

Income from Investment Operations:
Net investment income	(0.03)		(0.09)		0.03		(0.07)	0.12	0.03
Net realized and unrealized gains (losses) on investments	0.21		0.23		0.75		0.79	0.25	0.25

Total from Investment Operations	0.18		0.14		0.78		0.72	0.37	0.28

Less Distributions:
Net investment income	—		—		(0.00	)(e)	—	(0.12)	(0.04)
In excess of net investment income	—		—		—		—	(1.46)	(1.46)
Tax return of capital	—		—		(0.03)		(0.01)	—	—

Total distributions	—		—		(0.03)		(0.01)	(1.58)	(1.50)

Net Asset Value, End of Period	$ 11.40		$11.61		$ 11.22		$ 11.47	$ 10.47	$ 10.76

Total Return (excludes sales/redemption charge)	1.60%		1.22%		7.44%		6.65%	3.37%	2.51%
Ratios to Average Net Assets:
Expenses	1.72	%(b)	2.51	%(b)	1.84%		2.63%	1.76%	2.54%
Net investment income (loss)	(0.58	)%(b)	(1.37	)%(b)	0.22%		(0.50)%	1.03%	0.25%
Expenses (before waivers)**	1.86	%(b)	2.61	%(b)	1.87%		2.63%	1.79%	2.54%
Net investment income (loss) (before waivers)**	(0.71	)%(b)	(1.46	)%(b)	0.19%		(0.50)%	1.00%	0.25%
Supplementary Data:
Net Assets, at end of period (000)	$24,309		$9,531		$26,075		$11,574	$77,144	$16,563
Portfolio Turnover (c)	28%		28%		128%		128%	129%	129%

*	For the six months ended June 30, 2000 (unaudited).
**	During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)	Annualized.
(c)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(d)	Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(e)	Actual Amount $(0.0038).

See Notes which are an integral part of the Financial Statements

Financial Highlights

THE RIVERFRONT FUNDS
	Income Equity Fund
	Years Ended December 31,					January 17, 1995 to December 31,
	1997		1996		1995	1995 (a)
	Investor A	Investor B	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$ 11.92	$ 12.16	$ 11.70	$11.85	$ 10.15	$10.00

Income from Investment Operations:
Net investment income	0.16	0.06	0.21	0.12	0.27	0.13
Net realized and unrealized gains (losses) on investments	3.11	3.17	2.12	2.21	2.89	2.78

Total from Investment Operations	3.27	3.23	2.33	2.33	3.16	2.91

Less Distributions:
Net investment income	(0.16)	(0.06)	(0.21)	(0.12)	(0.27)	(0.13)
In excess of net investment income	(3.35)	(3.35)	(1.90)	(1.90)	(1.34)	(0.93)
Tax return of capital	—	—	—	—	—	—

Total distributions	(3.51)	(3.41)	(2.11)	(2.02)	(1.61)	(1.06)

Net Asset Value, End of Period	$ 11.68	$ 11.98	$ 11.92	$12.16	$ 11.70	$11.85

Total Return (excludes sales/redemption charge)	28.20%	27.19%	19.88%	19.67%	31.45%	29.28	%(d)
Ratios to Average Net Assets:
Expenses	1.75%	2.55%	1.76%	2.48%	1.49%	2.46	%(b)
Net investment income	1.21%	0.40%	1.62%	0.88%	2.27%	1.12	%(b)
Expenses (before waivers)*	1.80%	2.55%	1.85%	2.54%	1.74%	2.51	%(b)
Net investment income (before waivers)*	1.16%	0.40%	1.53%	0.82%	2.02%	1.07	%(b)
Supplementary Data:
Net Assets, at end of period (000)	$83,841	$17,563	$73,368	$7,632	$60,845	$2,833
Portfolio Turnover (c)	157%	157%	166%	166%	180%	180%

*	During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)	Annualized.
(c)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(d)	Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(e)	Actual Amount $(0.0038).
See Notes which are an integral part of the Financial Statements

Financial Highlights

THE RIVERFRONT FUNDS

	U.S. Government Income Fund
	Period Ended June 30,				Years Ended December 31,
	2000*				1999		1998
	Investor A		Investor B		Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$ 9.02		$10.28		$ 9.65	$10.93	$ 9.48	$10.68

Income from Investment Operations:
Net investment income	0.25		0.28		0.48	0.45	0.47	0.44
Net realized and unrealized gains (losses) on investments	0.12		0.11		(0.62)	(0.69)	0.17	0.19

Total from investment operations	0.37		0.39		(0.14)	(0.24)	0.64	0.63

Less Distributions:
Net investment income	(0.26)		(0.22)		(0.49)	(0.41)	(0.47)	(0.38)
In excess of net investment income	—		—		—	—	—	—

Total distributions	(0.26)		(0.22)		(0.49)	(0.41)	(0.47)	(0.38)

Net Asset Value, End of Period	$ 9.13		$10.45		$ 9.02	$10.28	$ 9.65	$10.93

Total Return (excludes sales/redemption charge)	4.20%		3.84%		(1.43)%	(2.25)%	6.95%	6.03%
Ratios to Average Net Assets:
Expenses	1.06	%(b)	1.87	%(b)	1.08%	1.89%	1.12%	1.93%
Net investment income	5.83	%(b)	5.03	%(b)	5.18%	4.40%	4.90%	4.09%
Expenses (before waivers)**	1.12	%(b)	1.87	%(b)	1.14%	1.89%	1.18%	1.93%
Net investment income (before waivers)**	5.77	%(b)	5.03	%(b)	5.12%	4.40%	4.84%	4.09%
Supplemental Data:
Net Assets, end of period (000 omitted)	$39,762		$1,621		$36,720	$1,554	$43,411	$1,294
Portfolio Turnover (c)	48%		48%		74%	74%	109%	109%

*	For the six months ended June 30, 2000 (unaudited).
**	During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)	Annualized.
(c)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(d)	Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.

See Notes which are an integral part of the Financial Statements

Financial Highlights

THE RIVERFRONT FUNDS

	U.S. Government Income Fund
	Years Ended December 31,					January 17, 1995 to December 31
	1997		1996		1995	1995 (a)
	Investor A	Investor B	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$ 9.43	$10.64	$ 9.71	$10.95	$ 8.92	$10.00

Income from Investment Operations:
Net investment income	0.49	0.48	0.52	0.49	0.54	0.43
Net realized and unrealized gains (losses) on investments	0.14	0.14	(0.29)	(0.31)	0.79	0.94

Total from investment operations	0.63	0.62	0.23	0.18	1.33	1.37

Less Distributions:
Net investment income	(0.50)	(0.49)	(0.51)	(0.49)	(0.54)	(0.42)
In excess of net investment income	(0.08)	(0.09)	—	—	—	—

Total distributions	(0.58)	(0.58)	(0.51)	(0.49)	(0.54)	(0.42)

Net Asset Value, End of Period	$ 9.48	$10.68	$ 9.43	$10.64	$ 9.71	$10.95

Total Return (excludes sales/redemption charge)	6.94%	6.07%	2.51%	1.72%	15.22%	13.96	%(d)
Ratios to Average Net Assets:
Expenses	1.14%	1.95%	1.11%	1.96%	1.09%	1.90	%(b)
Net investment income	5.40%	4.56%	5.45%	4.59%	5.74%	4.80	%(b)
Expenses (before waivers)*	1.20%	1.95%	1.20%	1.96%	1.18%	1.90	%(b)
Net investment income (before waivers)*	5.34%	4.56%	5.36%	4.59%	5.65%	4.80	%(b)
Supplemental Data:
Net Assets, end of period (000 omitted)	$49,017	$1,309	$33,694	$1,296	$36,538	$1,263
Portfolio Turnover (c)	71%	71%	53%	53%	75%	75%

*	During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)	Annualized.
(c)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(d)	Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.

See Notes which are an integral part of the Financial Statements

Financial Highlights

THE RIVERFRONT FUNDS

	U.S. Government Securities Money Market Fund
	Period Ended June 30, 2000*		Years Ended December 31,
	Investor A		1999	1998	1997	1996	1995
Net Asset Value, Beginning of Year	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Income from Investment Operations:
Net investment income	0.027		0.045	0.048	0.049	0.046	0.050

Less Distributions:
Net investment income	(0.027)		(0.045)	(0.048)	(0.049)	(0.046)	(0.050)

Net Asset Value, End of Year	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return	2.69%		4.61%	4.93%	5.02%	4.89%	5.52%
Ratios to Average Net Assets:
Expenses	0.60	%(a)	0.58%	0.66%	0.64%	0.59%	0.58%
Net investment income	5.84	%(a)	4.53%	4.82%	4.90%	4.78%	5.34%
Expenses (before waivers)**	0.77	%(a)	0.73%	0.81%	0.79%	0.84%	0.83%
Net investment income (before waivers)**	5.68	%(a)	4.38%	4.67%	4.75%	4.53%	5.09%
Supplemental Data:
Net Assets, end of year (000 omitted)	$152,279		$194,528	$188,847	$142,569	$181,017	$157,495

*	For the six months ended June 30, 2000 (unaudited).
**	During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a)	Annualized.
See Notes which are an integral part of the Financial Statements

Notes

Notes

The Riverfront Funds, Inc.

INVESTMENT ADVISER
Provident Investment Advisors, Inc.
One East Fourth Street
Cincinnati, Ohio 45202

DISTRIBUTOR Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

FOR ADDITIONAL INFORMATION CALL:
The Provident Bank
Mutual Fund Services
1-800-424-2295

This report must be preceded or accompanied by the Funds' prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

Cusip 768709602
Cusip 768709701
Cusip 768709404
Cusip 768709800
Cusip 768709842
Cusip 768709834
Cusip 768709107
Cusip 768709867
Cusip 768709859
Cusip 768709305
Cusip 768709875
G02569-01 (8/00)